Inventories (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Subtotal	$ 2,670,263	$ 587,236	$ 906,571
Allowance for inventory obsolescence	(99,546)	(99,546)	(70,000)
Inventories, net	2,570,717	487,690	836,571
Machinery and Equipment [Member]
Subtotal	189,452	427,551	715,483
Parts [Member]
Subtotal	155,252	159,685	191,088
Appliances [Member]
Subtotal	1,979,773
Furniture [Member]
Subtotal	303,845
Other [Member]
Subtotal	$ 41,941